Leases - Maturity profile of lease liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Leases
Undiscounted lease liability	€ 14,286	€ 14,691
Effect of discounting	(1,747)	(1,659)
Lease liabilities	12,539	13,032
Within one year
Leases
Undiscounted lease liability	3,130	3,419
In more than one year but less than two years
Leases
Undiscounted lease liability	2,189	2,142
In more than two years but less than three years
Leases
Undiscounted lease liability	1,759	1,661
In more than three years but less than four years
Leases
Undiscounted lease liability	1,579	1,457
In more than four years but less than five years
Leases
Undiscounted lease liability	1,387	1,316
In more than five years
Leases
Undiscounted lease liability	€ 4,242	€ 4,696